Vanguard Global Wellesley® Income Fund

Supplement to the Prospectus and Summary Prospectus Dated
October 10, 2017

Effective November 2, 2017, Vanguard Global Wellesley Income Fund will be available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1496B 112017

Vanguard Global WellingtonTM Fund

Supplement to the Prospectus and Summary Prospectus Dated
October 10, 2017

Effective November 2, 2017, Vanguard Global Wellington Fund will be available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1567B 112017